Components of Deferred Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Deferred Income Tax Assets And Liabilities [Line Items]
Payroll payable	$ 794	$ 409
Accrued expenses	599	585
Allowance for doubtful accounts	546	518
Net operating loss carry-forwards	255	289
Total current deferred tax assets	2,194	1,801
Less: valuation allowance	(78)	(50)
Current deferred tax assets, net	2,116	1,751
Intangible assets	19	48
Property, plant and equipment	140	148
Net operating loss carry-forwards	314	372
Total non-current deferred tax assets	473	568
Less: valuation allowance	(268)	(262)
Non-current deferred tax assets, net	205	306
Intangible assets	39	78
Withholding tax on undistributed earnings	1,276	905
Total non-current deferred tax liabilities	$ 1,315	$ 983